LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases
SCHEDULE OF MATURITIES OF LEASE LIABILITIES

Maturities of the above lease liabilities are as follows as of September 30, 2024:

2024	$120,920
2025	762,060
2026	541,613
2027	572,837
Thereafter	3,118,468
Total Lease Payments	5,115,898
Less Interest	(1,140,339)
Total Lease Liabilities	$3,975,559
Less: Current Portion	(515,020)
Long-Term Liabilities	$3,460,539

Maturities of the above lease liabilities are as follows as of December 31, 2023:

2024	$299,244
2025	596,223
2026	368,340
2027	377,442
Thereafter	1,452,951
Total Lease Payments	3,094,200
Less Interest	(352,437)
Total Lease Liabilities	$2,741,763
Less: Current Portion	(299,244)
Long-Term Liabilities	$2,442,519

SCHEDULE OF RENT INSTALLMENT PAYMENTS

I.	$200,000 by October 19, 2021
II.	$250,000 by November 15, 2021
III.	$306,166 by December 15, 2021
IV.	$275,000 by January 7, 2022
V.	$31,166 by January 15, 2022
VI.	$300,000 by February 8, 2022
VII.	$31,166 by February 15, 2022

I.	$200,000 by October 19, 2021
II.	$250,000 by November 15, 2021
III.	$306,166 by December 15, 2021
IV.	$275,000 by January 7, 2022
V.	$31,166 by January 15, 2022
VI.	$300,000 by February 8, 2022
VII.	$31,166 by February 15, 2022